Condensed Financial Information of Parent Company - Condensed Income Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Interest income	$ 912.8	$ 765.2	$ 591.8
Interest expense	(760.2)	(538.1)	(470.2)
Net interest income	152.6	227.1	121.6
Other income	7.4	6.3	3.4
Other expenses	(353.9)	(306.3)	(237.4)
Profit before tax from continuing operations	411.6	295.8	196.5
Tax	(103.7)	(77.8)	(55.2)
Profit after tax	307.7	218.0	141.3
Other comprehensive profit/(loss)	34.8	(34.5)	(2.3)
Total comprehensive income/(loss)	342.5	183.5	139.0
Separate
Condensed Income Statements, Captions [Line Items]
Interest income	119.2	56.3	45.9
Interest expense	(116.7)	(51.4)	(35.1)
Net interest income	2.5	4.9	10.8
Dividend income	65.0	34.5	114.7
Impairment of investments in subsidiaries	(0.9)	(24.8)	(8.2)
Other income	5.3	2.5	1.7
Other expenses	(37.1)	(42.4)	(27.9)
Profit before tax from continuing operations	34.8	(25.3)	91.1
Tax	(0.4)	(0.6)	(0.9)
Profit after tax	34.4	(25.9)	90.2
Other comprehensive profit/(loss)	2.1	(8.5)	(6.2)
Total comprehensive income/(loss)	$ 36.5	$ (34.4)	$ 84.0